Average Annual Total Returns - Invesco CEF Income Composite ETF	ETF Inception Date	ETF 1Year	ETF 5Years	ETF 10Years	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions 5Years	ETF Return After Taxes on Distributions 10Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10Years	S-Network Composite Closed-End Fund Index℠ (reflects no deduction for fees, expenses or taxes) 1Year	S-Network Composite Closed-End Fund Index℠ (reflects no deduction for fees, expenses or taxes) 5Years	S-Network Composite Closed-End Fund Index℠ (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years
Total	Feb. 19, 2010	4.66%	9.05%	6.84%	1.33%	6.22%	4.14%	2.66%	5.80%	4.15%	4.77%	9.44%	7.30%	18.40%	15.22%	13.88%